Business combinations - Summary of fair values of the identifiable assets and liabilities (Details) - EUR (€) € in Thousands	Nov. 13, 2024	Jan. 12, 2023	Apr. 29, 2022	Apr. 28, 2022	Apr. 06, 2022
XL Media PLC
Business combinations
Net assets acquired	€ 8,433
Goodwill	10,387
Consideration transferred	18,820
XL Media PLC | Brand Names
Business combinations
Intangible assets acquired	4,810
XL Media PLC | Customer base
Business combinations
Intangible assets acquired	3,392
XL Media PLC | Technology
Business combinations
Intangible assets acquired	€ 231
Aforoa Ltd
Business combinations
Net assets acquired		€ 2,087
Goodwill		4,236
Consideration transferred		6,323
Other tangible assets		6
Cash		48
Liabilities		(345)
Deferred tax liability, net		(340)
Aforoa Ltd | Technology
Business combinations
Intangible assets acquired		€ 2,718
Vaix Limited
Business combinations
Net assets acquired					€ 7,560
Goodwill					32,766
Consideration transferred					40,326
Other tangible assets					539
Cash					689
Liabilities					(1,791)
Deferred tax liability, net					(1,298)
Vaix Limited | Brand Names
Business combinations
Intangible assets acquired					1,006
Vaix Limited | Customer base
Business combinations
Intangible assets acquired					1,630
Vaix Limited | Technology
Business combinations
Intangible assets acquired					€ 6,785
Ortec Sports B.V.
Business combinations
Net assets acquired				€ 2,638
Goodwill				3,079
Consideration transferred				5,717
Other tangible assets				696
Liabilities				(255)
Deferred tax liability, net				(746)
Ortec Sports B.V. | Brand Names
Business combinations
Intangible assets acquired				383
Ortec Sports B.V. | Customer base
Business combinations
Intangible assets acquired				582
Ortec Sports B.V. | Technology
Business combinations
Intangible assets acquired				€ 1,978
NSoft Group
Business combinations
Net assets acquired			€ 20,756
Goodwill			13,471
Consideration transferred			28,000
Property and equipment			2,624
Other tangible assets			5,155
Cash			1,868
Deferred tax liability, net			(1,096)
Other liabilities			(3,523)
Non-controlling interest (30%)			(6,227)
NSoft Group | Brand Names
Business combinations
Intangible assets acquired			2,513
NSoft Group | Customer base
Business combinations
Intangible assets acquired			4,509
NSoft Group | Technology
Business combinations
Intangible assets acquired			€ 8,706